5. Convertible Notes Payable (June 30, 2017) (Details - Convertible Notes Payable) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Convertible notes payable, principal	$ 1,293,211	$ 1,293,211	$ 527,780
Unamortized discount	(242,300)	(774,011)	(27,641)
Convertible notes payable, net	1,050,911	519,200	500,139
Accrued interest	37,721	5,391	$ 74,036
November 2014 Convertible Notes [Member]
Convertible notes payable, principal	612,811	612,811
Unamortized discount	(114,850)	(275,363)
Convertible notes payable, net	497,961	337,448
Accrued interest	17,875	2,555
December 2016 10% Convertible Notes [Member]
Convertible notes payable, principal	680,400	680,400
Unamortized discount	(127,450)	(498,648)
Convertible notes payable, net	552,950	181,752
Accrued interest	$ 19,846	$ 2,836